Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and Equipment, Net (Textual)
Depreciation and amortization expense	$ 1,134,136	$ 884,947	$ 461,412
Loss on disposition of property and equipment	$ (283,487)	$ (12,179)	$ (228,245)